Risk Administration (Details Textual) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial liabilities		$ 214,593,390	$ 184,623,966
Financial assets		$ 478,300,428	$ 430,888,188
Percentage of entitys revenue		28.10%	27.10%
Foreign exchange gain (loss)		$ (2,563,019)	$ 456,995	$ 957,565
Percentage Increase Decrease In Exchange Rate		10.00%
Gains (losses) on exchange differences on translation, net of tax	[1]	$ (34,786,480)	(27,280,176)	(29,678,944)
Gain Loss On Exchange Difference Net Of Tax,Hypothetical Effect On Net Income		18,772,323	13,908,457	10,380,193
Profit (loss) from operating activities		227,177,411	192,305,813	213,448,998
Gains (losses) on exchange differences on translation, before tax		(34,786,480)	3,250,763	3,214,147
Reserve of exchange differences on translation		153,541,761	17,869,963	16,655,069
Finance costs		24,166,313	20,307,238	23,101,329
Profit (loss) before tax		196,474,395	170,328,270	190,640,106
Income From Indexation Units		(110,539)	(2,246,846)	(3,282,736)
Cost of sales, food and beverage		$ 586,223,676	540,692,964	485,391,583
Borrowings, interest rate basis		possible increase of 100 bps in variable interest rates
Subsidiaries [Member]
Investments in subsidiaries, joint ventures and associates		$ 133,134,842	135,001,540
Associates [member]
Investments in subsidiaries, joint ventures and associates		7,406,020	8,249,048
Joint ventures where entity is venturer [member]
Investments in subsidiaries, joint ventures and associates		71,070,399	35,449,038
Foreign Subsidiaries [Member]
Profit (loss) from operating activities		$ 46,395,488	$ 32,507,630	$ 32,141,475
Chile [Member]
Percentage of entitys revenue		7.00%	8.00%	8.00%
Argentine Peso And Parauayan Guarani [Member]
Percentage Increase Decrease In Exchange Rate		10.00%
US Dollar [Member]
Percentage Increase Decrease In Exchange Rate		10.00%
Currency risk [member]
Credit exposure		$ 67,918,376	$ 49,694,209
Other financial liabilities		10,945,398	6,352,391
Financial assets		$ 140,762,339	$ 102,106,624
Percentage Of Entity Total Costs		62.00%	63.00%	54.00%
Currency risk [member] | Country of domicile [member]
Financial assets		$ 1,026,554	$ 3,808,526
Accounts Receivable Percentage In Total Trade Accounts Receivable		59.00%	55.00%
Credit Insurance Coverage Rate		88.00%	88.00%
Description Of Trade Receivable Structure In Entity		As of December 31, 2017, the Company has approximately 1,205 customers (1,078 customers in 2016) with more than Ch$ 10 million in debt each, which altogether represent approximately 85% (84% in 2016) of total trade accounts receivable. There are 240 customers (224 customers in 2016) with balances in excess of Ch$ 50 million each, representing approximately 74% (74% in 2016) of the total accounts receivable. 94% (91% in 2016) of those accounts receivable are covered by credit insurance.
Credit Worthiness Percentage		99.00%	99.00%
Provisions		$ 4,154,752	$ 3,837,914
Currency risk [member] | Country of domicile [member] | Top of range [member]
Credit Insurance Coverage Rate		90.00%
Currency risk [member] | Foreign countries [member]
Credit exposure		$ 7,984,180	$ 3,806,104
Accounts Receivable Percentage In Total Trade Accounts Receivable		14.00%	11.00%
Description Of Trade Receivable Structure In Entity		As of December 31, 2017, there were 63 customers (76 customers in 2016) with more than ThCh$ 65,000 of debt each, which represent 91% (91% in 2016) of VSPTs total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable		99.70%	99.00%
Credit Insurance Coverage Rate For Total Trade Accounts Receivable		90.00%	91.00%
Currency risk [member] | Chilean Pesos [Member]
Credit Exposure Percentage On Total Other Financial Liabilities		6.00%	4.00%
Currency risk [member] | Unidades de Fomento [Member]
Credit Exposure Percentage On Total Other Financial Liabilities		94.00%	96.00%
Interest Rate Risk [Member]
Gains (losses) on exchange differences on translation, net of tax		$ 76,478	$ 289,448	$ 58,687
Profit (loss) before tax		17,176	48,700	42,664
Interest Rate Risk [Member] | Floating interest rate [member]
Borrowings		$ 6,560,842	$ 8,695,713
Debt Classification Percentage		3.00%	5.00%
Interest Rate Risk [Member] | Fixed interest rate [member]
Debt Classification Percentage		97.00%	95.00%
Percentage of debt after considering the effect of interest rates and currency swaps		99.00%	97.00%
Inflation Risk [Member]
Percentage Change In Monetary Units		3.00%
Inflation Risk Impact On Net Income Loss		$ 1,419,965	$ 3,065,645	3,065,747
Income From Indexation Units		$ 110,539	$ 2,246,846	3,282,736
Raw material price risk [Member]
Wine Supply Percentage From Own Vineyards		34.00%	40.00%
Wine Supply Percentage From Third Party		78.00%	74.00%
Cost of sales, food and beverage		$ 586,223,676	$ 540,692,964	$ 485,391,583
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Wine Supply Percentage From Own Vineyards		22.00%	26.00%
Wine Supply Percentage From Third Party		69.00%	64.00%
Percentage of Grape Needs Acquire From Long-Term Agreements		9.00%	11.00%
Raw material price risk [Member] | International Business Operating Segment [Member]
Cost Of Cans Percentage In Direct Costs		33.00%	34.00%	30.00%
Change In Direct Costs Impact On Loss Income Before Tax		$ 10,404,929	$ 8,089,082	$ 8,444,331
Raw material price risk [Member] | Wine Operaing Segment [Member]
Wine Cost Percentage in Direct Costs		61.00%	56.00%
Change In Direct Costs Impact On Loss Income Before Tax		$ 8,215,317	$ 7,722,786	6,736,734
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Wine Cost Percentage in Direct Costs		42.00%	36.00%
Raw material price risk [Member] | Chile operating segment [Member]
Change In Direct Costs Impact On Loss Income Before Tax		$ 28,604,884	$ 28,076,333	$ 24,078,370
Raw material price risk [Member] | Chile [Member] | Operating Segments [Member]
Raw Material Percentage In Direct Costs		6.00%	7.00%	9.00%
Cost Of Cans Percentage In Direct Costs		12.00%	15.00%	12.00%
Credit Risk [Member] | Country of domicile [member]
Credit Insurance Coverage Rate		90.00%
Credit Risk [Member] | Foreign countries [member]
Credit Insurance Coverage Rate		99.00%
Commodity price risk [member] | Chile [Member] | Operating Segments [Member]
Raw Material Percentage In Direct Costs		29.00%	30.00%	29.00%

[1]	These items will be reclassified to Consolidated Statement of Income once they are settled.